Capital Management (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Capital

The following table summarizes the capital of the Company:

	As at March 31,
	2019		2019		2018
	(In millions)
Equity*	US$	8,575.3	Rs.	593,022.3	Rs.	907,631.5
Short-term borrowings and current portion of long-term debt		5,087.8		351,843.7		277,287.4
Long-term debt		10,238.8		708,067.0		611,419.4

Total debt		15,326.6		1,059,910.7		888,706.8

Total capital (Debt + Equity)	US$	23,901.9	Rs.	1,652,933.0	Rs.	1,796,338.3

*	Details of equity :

	As at March 31,
	2019		2019		2018
	(In millions)
Total equity as reported in balance sheet	US$	8,069.9	Rs.	558,067.4	Rs.	913,521.0
Currency translation reserve attributable to
- Shareholders of Tata Motors Limited		(410.5)		(28,388.6)		(49,388.8)
- Non-controlling interests		(2.9)		(198.6)		(197.8)
Hedging reserve		877.2		60,668.2		39,224.0
Cost of hedge reserve		41.6		2,873.9		4,473.1

Equity as reported above	US$	8,575.3	Rs.	593,022.3	Rs.	907,631.5